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                       MERRILL LYNCH RETIREMENT POWER(SM)

                     MERRILL LYNCH RETIREMENT OPTIMIZER(SM)

                                    ISSUED BY

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                       SUPPLEMENT DATED DECEMBER 10, 2002
                                     TO THE
                          PROSPECTUSES DATED MAY 1, 2002



The Merrill Lynch Retirement Power and Merrill Lynch Retirement Optimizer variable annuity contracts issued by ML Life Insurance Company of New York are currently not available to qualified plans, including IRAs.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call or write the Service Center at (800) 333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.